Leases - Schedule of Right-of-Use Assets Obtained in Exchange for New Operating Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating leases	$ 80	$ 40